UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:          Errol M Rudman

Address:       153 East 53rd Street
               48th Floor
               New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Errol M Rudman
Title:  Investment Manager
Phone:  (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York           February 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
               NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $189,432
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE
                                 Errol M Rudman
                                December 31, 2003

                                                                   Market                       Investment
Name Of issuer                      Title Of Class     Cusip       Value  Shares/ SH/Prn PUT    Managers      Sole   Shared   None
                                                                   * 1000 Prn Amt        /CALL  Discretion
AKAMAI TECHNOLOGIES INC             COM                00971T101    15247 1417015 SH            SOLE        1417015
ALLIED WASTE INC                    COM PAR $.01 NEW   019589308     6647  478900 SH            SOLE         478900
AMGEN CORP                          COM                031162100     8969  145151 SH            SOLE         145151
AMPHENOL CORP NEW                   CL A               032095101     7140  111690 SH            SOLE         111690
ARKANSAS BEST CORP DEL              COM                040790107     1252   39800 SH            SOLE          39800
ARRIS GROUP INC                     COM                04269Q100     2236  308900 SH            SOLE         308900
AT&T WIRELESS SVCS INC              COM                00209A106     2888  361440 SH            SOLE         361440
BANK OF AMERICA CORPORATION         COM                060505104     5779   71850 SH            SOLE          71850
BOWATER INC                         COM                102183100     4955  107000 SH            SOLE         107000
C COR NET CORP                      COM                125010108      560   50300 SH            SOLE          50300
CABLEVISION SYS CORP                CL A NY CABLVS     12686C109    11235  480323 SH            SOLE         480323
CALPINE CORP                        COM                131347106     2595  539400 SH            SOLE         539400
CAREMARK RX INC                     COM                141705103     4364  172300 SH            SOLE         172300
CENDANT CORP                        COM                151313103     1574   70700 SH            SOLE          70700
CENTENNIAL COMMUNICATIONS CORP N    CL A NEW           15133V208      389   74000 SH            SOLE          74000
CIT GROUP INC                       COM                125581108     4375  121700 SH            SOLE         121700
CITIGROUP INC                       COM                172967101     5415  111550 SH            SOLE         111550
CONSECO INC                         COM NEW            208464883     2469  113250 SH            SOLE         113250
CROWN HOLDINGS INC                  COM                228368106     1408  155400 SH            SOLE         155400
CSX CORP                            COM                126408103     1649   45870 SH            SOLE          45870
DISNEY WALT CO                      COM DISNEY         254687106     2392  102550 SH            SOLE         102550
DOW CHEM CO                         COM                260543103      303    7300 SH            SOLE           7300
DU PONT E I DE NEMOURS & CO         COM                263534109      312    6800 SH            SOLE           6800
EL PASO CORP                        COM                28336L109     1233  150600 SH            SOLE         150600
HARMONIC INC                        COM                413160102     3191  440200 SH            SOLE         440200
HCA INC                             COM                404119109     2236   52050 SH            SOLE          52050
LEVEL 3 COMMUNICATIONS INC          COM                52729N100       96   16900 SH            SOLE          16900
LIBERTY MEDIA CORP NEW              COM SER A          530718105     5662  476158 SH            SOLE         476158
LIFEPOINT HOSPITALS INC             COM                53219L109     2792   94800 SH            SOLE          94800
LIONS GATE ENTMNT CORP              COM NEW            535919203     2192  489300 SH            SOLE         489300
LYONDELL CHEMICAL CO                COM                552078107      305   18000 SH            SOLE          18000
SELECT SECTOR SPDR TR               SBI MATERIALS      81369Y100     2020   75700 SH            SOLE          75700
MEDCO HEALTH SOLUTIONS INC          COM                58405U102     2617   77000 SH            SOLE          77000
MERRILL LYNCH & CO INC              COM                590188108     6759  115250 SH            SOLE         115250
MOHAWK INDS INC                     COM                608190104     5543   78580 SH            SOLE          78580
NUCOR CORP                          COM                670346105     2240   40000 SH            SOLE          40000
ODYSSEY HEALTHCARE INC              COM                67611V101     1002   34000 SH            SOLE          34000
SCHERING PLOUGH CORP                COM                806605101     2552  146750 SH            SOLE         146750
SCIENTIFIC ATLANTA INC              COM                808655104     1229   45000 SH            SOLE          45000
SEACHANGE INTL INC                  COM                811699107      773   50200 SH            SOLE          50200
SIRVA INC                           COM                82967Y104     3232  165400 SH            SOLE         165400
ST PAUL COS INC                     COM                792860108     6487  163600 SH            SOLE         163600
SYMBOL TECHNOLOGIES INC             COM                871508107     5792  342950 SH            SOLE         342950
TENET HEALTHCARE CORP               COM                88033G100     6952  433150 SH            SOLE         433150
TIME WARNER INC                     COM                887317105     4385  243750 SH            SOLE         243750
TIME WARNER TELECOM INC             CL A               887319101     8142  803750 SH            SOLE         803750
TIMKEN CO                           COM                887389104     5536  275950 SH            SOLE         275950
VCAMPUS CORP                        COM NEW            92240C308       74   50186 SH            SOLE          50186
VERINT SYS INC                      COM                92343X100     4913  217760 SH            SOLE         217760
VISTACARE INC                       CL A               928394109     4284  122600 SH            SOLE         122600
WASTE MGMT INC DEL                  COM                94106L109     1298   43850 SH            SOLE          43850
***ACCENTURE LTD BERMUDA            CL A               G1150G111     1741   66150 SH            SOLE          66150

                                                       Total       189432

70300.0000 #463523